Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 LegalMatter	Dec. 31, 2011
Loss Contingencies [Line Items]
Number Of Lawsuits	1,900
Number Of Claims In Lawsuit	2,300
Liability For claims and contingencies	$ 278.9	$ 0.6
Liability reserve for insurance claims	131.0	0
Environmental Reserve	49.2	1.5
Outstanding Value Of Letters Of Credit	$ 493.2	$ 136.2